Shareholder Report, Holdings (Details) - C000260991	Oct. 31, 2025
Global X Long-Term Treasury Ladder ETF8913666
Holdings [Line Items]
Percent of Total Investments	45.80%
U.S. Treasury STRIPS, PO8913669
Holdings [Line Items]
Percent of Total Investments	12.40%
U.S. Treasury STRIPS, PO8913672
Holdings [Line Items]
Percent of Total Investments	12.30%
U.S. Treasury STRIPS, PO8913677
Holdings [Line Items]
Percent of Total Investments	10.10%
U.S. Treasury Bonds8913685
Holdings [Line Items]
Percent of Total Investments	8.70%
U.S. Treasury Bonds8913681
Holdings [Line Items]
Percent of Total Investments	3.90%
U.S. Treasury STRIPS, PO8913675
Holdings [Line Items]
Percent of Total Investments	3.60%
U.S. Treasury Bonds8913688
Holdings [Line Items]
Percent of Total Investments	2.00%
iShares 20+ Year Treasury Bond ETF8913661
Holdings [Line Items]
Percent of Total Investments	(0.20%)
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.10%